Leases - Schedule of Non-Current Portion of the Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,768,111
Less: Imputed Interest	(326,771)
Present Value of Lease Liabilities	1,441,340	$ 1,398,348
2026 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	242,930
2027 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	241,683
2028 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	208,728
2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	187,317
2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	194,679
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 692,774